Investments	Nov. 18, 2019
Investments Debt And Equity Securities [Abstract]
Investments
Note 10. Investments
Dominion Energy
Equity and Debt Securities
Rabbi Trust Securities
Equity and fixed income securities and cash equivalents in Dominion Energy’s rabbi trusts and classified as trading totaled $114 million and $111 million at September 30, 2019 and December 31, 2018, respectively.
Decommissioning Trust Securities
Dominion Energy holds equity and fixed income securities, insurance contracts and cash equivalents in nuclear decommissioning trust funds to fund future decommissioning costs for its nuclear plants. Dominion Energy’s decommissioning trust funds are summarized below:

	Amortized Cost	Total Unrealized Gains	Total Unrealized Losses		Fair Value
(millions)
September 30, 2019
Equity securities: (1)
U.S.	$1,787	$2,169	$(30)		$3,926
Fixed income securities: (2)
Corporate debt instruments	442	30	—		472
Government securities	1,082	44	(4)		1,122
Common/collective trust funds	105	4	—		109
Insurance contracts	210	—	—		210
Cash equivalents and other (3)	21	—	—		21

Total	$3,647	$2,247	$(34	) (4)	$5,860

December 31, 2018
Equity securities: (1)
U.S.	$1,741	$1,640	$(51)		$3,330
Fixed income securities: (2)
Corporate debt instruments	435	5	(9)		431
Government securities	1,092	17	(12)		1,097
Common/collective trust funds	76	—	—		76
Cash equivalents and other	4	—	—		4

Total	$3,348	$1,662	$(72	) (4)	$4,938

(1)	Unrealized gains and losses on equity securities are included in other income and the nuclear decommissioning trust regulatory liability.
(2)	Unrealized gains and losses on fixed income securities are included in AOCI and the nuclear decommissioning trust regulatory liability.
(3)	Includes pending sales of securities of $ 3 million at September 30, 2019.
(4)	The fair value of securities in an unrealized loss position was $ 277 million and $ 833 million at September 30, 2019 and December 31, 2018, respectively.
The portion of unrealized gains and losses that relates to equity securities held within Dominion Energy’s nuclear decommissioning trusts is summarized below:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
(millions)
Net gains recognized during the period	$40	$243	$610	$267
Less: Net gains recognized during the period on securities sold during the period	(17)	(7)	(61)	(42)

Unrealized gains recognized during the period on securities still held at September 30, 2019 and 2018 (1)	$23	$236	$549	$225

(1)	Included in other income and the nuclear decommissioning trust regulatory liability.
The fair value of Dominion Energy’s fixed income securities with readily determinable fair values held in nuclear decommissioning trust funds at September 30, 2019 by contractual maturity is as follows:

Amount
(millions)
Due in one year or less	$212
Due after one year through five years	412
Due after five years through ten years	360
Due after ten years	719

Total	$1,703

Presented below is selected information regarding Dominion Energy’s equity and fixed income securities with readily determinable fair values held in nuclear decommissioning trust funds.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
(millions)
Proceeds from sales	$429	$457	$1,311	$1,301
Realized gains (1)	53	24	152	96
Realized losses (1)	25	18	75	60
(1)	Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability.
Dominion Energy recorded other-than-temporary impairment losses on investments held in nuclear decommissioning trust funds as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
(millions)
Total other-than-temporary impairment losses	$1	$8	$1	$25
Losses recognized in other comprehensive income (before taxes)	(1)	(8)	(1)	(25)

Net impairment losses recognized in earnings	$—	$—	$—	$—

Virginia Power
Virginia Power holds equity and fixed income securities and cash equivalents in nuclear decommissioning trust funds to fund future decommissioning costs for its nuclear plants. Virginia Power’s decommissioning trust funds are summarized below:

	Amortized Cost	Total Unrealized Gains	Total Unrealized Losses		Fair Value
(millions)
September 30, 2019
Equity securities: (1)
U.S.	$890	$1,013	$(15)		$1,888
Fixed income securities: (2)
Corporate debt instruments	257	16	—		273
Government securities	504	17	(1)		520
Common/collective trust funds	46	—	—		46
Cash equivalents and other (3)	11	—	—		11

Total	$1,708	$1,046	$(16	) (4)	$2,738

December 31, 2018
Equity securities: (1)
U.S.	$858	$751	$(24)		$1,585
Fixed income securities: (2)
Corporate debt instruments	224	2	(5)		221
Government securities	504	7	(5)		506
Common/collective trust funds	51	—	—		51
Cash equivalents and other (3)	6	—	—		6

Total	$1,643	$760	$(34	) (4)	$2,369

(1)	Unrealized gains and losses on equity securities are included in other income and the nuclear decommissioning trust regulatory liability.
(2)	Unrealized gains and losses on fixed income securities are included in AOCI and the nuclear decommissioning trust regulatory liability.
(3)	Includes pending sales of securities of $ 5 million and $ 6 million at September 30, 2019 and December 31, 2018, respectively.
(4)	The fair value of securities in an unrealized loss position was $ 164 million and $ 404 million at September 30, 2019 and December 31, 2018, respectively.
The portion of unrealized gains and losses that relates to equity securities held within Virginia Power’s nuclear decommissioning trusts is summarized below:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
(millions)
Net gains recognized during the period	$30	$106	$286	$118
Less: Net gains recognized during the period on securities sold during the period	(7)	(3)	(15)	(26)

Unrealized gains recognized during the period on securities still held at September 30, 2019 and 2018 (1)	$23	$103	$271	$92

(1)	Included in other income and the nuclear decommissioning trust regulatory liability.
The fair value of Virginia Power’s fixed income securities with readily determinable fair values held in nuclear decommissioning trust funds at September 30, 2019 by contractual maturity is as follows:

Amount
(millions)
Due in one year or less	$99
Due after one year through five years	183
Due after five years through ten years	180
Due after ten years	377

Total	$839

Presented below is selected information regarding Virginia Power’s equity and fixed income securities with readily determinable fair values held in nuclear decommissioning trust funds.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
(millions)
Proceeds from sales	$230	$237	$677	$651
Realized gains (1)	21	11	46	44
Realized losses (1)	6	5	18	17
(1)	Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability.
Other-than-temporary impairment losses on investments held in nuclear decommissioning trust funds recognized in earnings for Virginia Power were immaterial for the three and nine months ended September 30, 2019 and 2018.
Equity Method Investments
Dominion Energy
Atlantic Coast Pipeline
In September 2014, Dominion Energy, along with Duke and Southern Company Gas, announced the formation of Atlantic Coast Pipeline. The Atlantic Coast Pipeline partnership agreement includes provisions to allow Dominion Energy an option to purchase additional ownership interest in Atlantic Coast Pipeline to maintain a leading ownership percentage. As of September 30, 2019, the members hold the following membership interests: Dominion Energy, 48%; Duke, 47%; and Southern Company Gas, 5%.
Atlantic Coast Pipeline is focused on constructing an approximately 600-mile natural gas pipeline running from West Virginia through Virginia to North Carolina. Subsidiaries and affiliates of all three
members plan to be customers of the pipeline under 20-year contracts. Atlantic Coast Pipeline is considered an equity method investment as Dominion Energy has the ability to exercise significant influence, but not control, over the investee. See Note 15 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31,
2018, as updated in Current Report on Form 8-K, filed November 18, 2019, for more information.
Dominion Energy recorded contributions of $47 million and $147 million during the three months ended September 30, 2019 and 2018, respectively, and $175 million and $306 million during the nine months ended September 30, 2019 and 2018, respectively, to Atlantic Coast Pipeline. At September 30, 2019, Dominion Energy had $10 million of contributions payable to Atlantic Coast Pipeline included within other current liabilities in the Consolidated Balance Sheets.
DETI provides services to Atlantic Coast Pipeline which totaled $24 million and $50 million for the three months ended September 30, 2019 and 2018, respectively, and $81 million and $156 million for the nine months ended September 30, 2019 and 2018, respectively, included in operating revenue in Dominion Energy and Dominion Energy Gas’ Consolidated Statements of Income. Amounts receivable related to these services were $9 million and $13 million at September 30, 2019 and December 31, 2018, respectively, composed entirely of accrued unbilled revenue, included in other receivables in Dominion Energy and Dominion Energy Gas’ Consolidated Balance Sheets.
In October 2017, Dominion Energy entered into a guarantee agreement to support a portion of Atlantic Coast Pipeline’s obligation under its credit facility. See Note 18 for more information.
Atlantic Coast Pipeline is the subject of challenges in state and federal courts and agencies, including, among others, challenges of the Atlantic Coast Pipeline Project’s biological opinion and incidental take statement, permits providing right of way crossings of certain federal lands, the U.S. Army Corps of Engineers 404 permit, the air permit for a compressor station at Buckingham, Virginia, the FERC Environmental Impact Statement order and the FERC order approving the CPCN. Each of these challenges alleges non-compliance on the part of federal and state permitting authorities and adverse ecological consequences if the Atlantic Coast Pipeline Project is permitted to proceed. Since December 2018, notable developments in these challenges include a stay in December 2018 issued by the U.S. Court of Appeals for the Fourth Circuit and the same court’s July 2019 vacatur of the biological opinion and incidental take statement (which stay and subsequent vacatur halted most project construction activity), a U.S. Court of Appeals for the Fourth Circuit decision vacating the permits to cross certain federal forests, the U.S. Court of Appeals for the Fourth Circuit’s remand to U.S. Army Corps of Engineers of Atlantic Coast Pipeline’s Huntington District 404 verification and the U.S. Court of Appeals for the Fourth Circuit’s remand to the National Park Service of Atlantic Coast Pipeline’s Blue Ridge Parkway right-of-way. Atlantic Coast Pipeline is vigorously defending these challenges and coordinating with the federal and state authorities which are the direct parties to the challenges. In June 2019, the Solicitor General of the U.S. and Atlantic Coast Pipeline filed petitions requesting that the Supreme Court of the U.S. hear the case regarding the Appalachian Trail crossing. In October 2019, the Supreme Court of the U.S. agreed to hear the case. A ruling is expected no later than June 2020. Atlantic Coast Pipeline is also evaluating possible legislative remedies to this issue.
In anticipation of the U.S. Court of Appeals for the Fourth Circuit’s vacatur of the biological opinion and incidental take statement, Atlantic Coast Pipeline and the U.S. Fish and Wildlife Service commenced work in mid-May of 2019 to set the basis for a reissued biological opinion and incidental take statement. Atlantic Coast Pipeline continues coordinating and working with U.S. Fish and Wildlife Service and other parties in preparation for a reissuance of the biological opinion and incidental take statement.
Given the legal challenges described above and ongoing discussions with customers, project construction is expected to be completed by the end of 2021, with full in-service in early 2022.
The delays resulting from the legal challenges described above have impacted the cost and schedule for the Atlantic Coast Pipeline Project. Project cost estimates are $7.3 billion to $7.8 billion, excluding financing costs. Given the status of current discussions with U.S. Fish and Wildlife Service regarding a new biological opinion and incidental take statement, as well as discussions with contractors regarding efficiencies which may be realized going forward, these estimates are under review and subject to upward pressure. Project construction activities, schedules and costs are also subject to uncertainty due to permitting and/or work delays (including due to judicial or regulatory action), abnormal weather and other conditions that could result in cost or schedule modifications in the future, a suspension of AFUDC for Atlantic Coast Pipeline and/or impairment charges potentially material to Dominion Energy’s cash flows, financial position and/or results of operations.
Blue Racer
In the first quarter of 2019, Dominion Energy received $151 million of additional consideration, including applicable interest, in connection with the sale of Dominion Energy’s 50% limited partnership interest in Blue Racer in December 2018, as discussed in Note 9 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31,
2018, as updated in Current Report on Form 8-K, filed November 18, 2019.
Other – Catalyst Old River Hydroelectric Limited Partnership
In September 2018, Dominion Energy completed the sale of its 25% limited partnership interest in Catalyst Old River Hydroelectric Limited Partnership and received proceeds of $91 million. The sale resulted in a gain of $87 million ($63 million after-tax), which is included in other income in Dominion Energy’s Consolidated Statement of Income.
Wrangler
In September 2019, Dominion Energy entered into an agreement to form Wrangler, a partnership with Interstate Gas Supply, Inc. Wrangler will operate a nonregulated natural gas retail energy marketing business with Dominion Energy contributing its nonregulated retail energy marketing operations and Interstate Gas Supply, Inc. contributing cash.
Dominion Energy expects the initial contribution, consisting of SCANA Energy Marketing, Inc., to close in the fourth quarter of 2019, subject to approval from the Georgia Public Service Commission and clearance from the Federal Trade Commission under the Hart-Scott-Rodino Act. Dominion Energy will receive approximately $250 million in cash proceeds, subject to working capital adjustments, and expects to recognize a gain of approximately $135 million ($75 million after-tax), net of an approximately $70 million write-off of goodwill.
Dominion Energy will have a 20% noncontrolling ownership interest in Wrangler which will be accounted for as an equity method investment as Dominion Energy has the ability to exercise significant influence, but not control, over the investee.
In the third quarter of 2019, SCANA Energy Marketing, Inc.’s assets and liabilities to be contributed were classified as held for sale on the Consolidated Balance Sheet. SCANA Energy Marketing, Inc. is included in Dominion Energy’s Southeast Energy segment and is primarily comprised of intangible assets related to acquired customer lists in the SCANA Combination, trade accounts receivable, gas inventory and trade accounts payable.
Over the next three years, Dominion Energy expects to contribute its remaining nonregulated retail energy marketing operations to Wrangler under the terms of the September 2019 agreement. As a result, Dominion Energy will receive additional cash consideration which will be based upon future financial performance. When these future contributions occur, Dominion Energy expects to retain a 20% noncontrolling ownership interest in Wrangler.
Dominion Energy Gas
Iroquois and White River Hub
Dominion Energy Gas’ equity earnings totaled $30 million and $41 million for the nine months ended September 30, 2019 and 2018, respectively. Dominion Energy Gas recorded contributions of $4 million for the nine months ended September 30, 2019. Dominion Energy Gas received distributions of $60 million and $47 million for the nine months ended September 30, 2019 and 2018, respectively. At September 30, 2019 and December 31, 2018, the carrying amount of Dominion Energy Gas’ investment of $313 million and $339 million, respectively, exceeded its share of underlying equity in net assets by $146 million. The difference reflects equity method goodwill and is not being amortized.